SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - February 28, 2023 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - NON-AGENCY - 0.5%
Farmer Mac Agricultural Real Estate Trust
Series 2023-1, Class B, 3.031%, 3/25/52 (a)(c)	$2,750,000	$1,546,078
Total Asset-Backed Securities - Non-Agency (cost $1,542,075)		1,546,078

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2006-M1, Class IO, 0.209%, 3/25/36 (a)(g)	1,064,656	17
GNMA REMIC Trust
Series 2012-25, Class IO, 0.398%, 8/16/52 (a)(g)	30,924	20
Government National Mortgage Association
Series 2002-28, Class IO, 0.889%, 1/16/42 (a)(g)	8,053	1
Series 2005-23, Class IO, 0.004%, 6/17/45 (a)(g)	115,227	-
Series 2006-68, Class IO, 0.476%, 5/16/46 (a)(g)	110,385	342
Total Commercial Mortgage-Backed Securities - Agency (cost $27,143)		380

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 12.3%
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 9.642% (1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	30,736	30,792
Series 2006-2A, Class M1, 4.927% (1 Month LIBOR USD + 0.465%), 7/25/36 (c)(h)	617,598	572,547
Series 2006-2A, Class M3, 4.967% (1 Month LIBOR USD + 0.525%), 7/25/36 (c)(h)	892,761	828,922
Series 2006-3A, Class M1, 5.127% (1 Month LIBOR USD + 0.510%), 10/25/36 (c)(h)	791,159	746,567
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 8.234% (SOFR30A + 3.750%), 1/25/51 (c)(h)	3,537,000	3,182,763
Series 2021-MN1, Class B1, 12.234% (SOFR30A + 7.750%), 1/25/51 (c)(h)	6,603,000	6,256,458
Series 2021-MN3, Class B1, 11.334% (SOFR30A + 6.850%), 11/25/51 (c)(h)	6,413,000	5,719,972
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	138,120,780	2,203,869
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)(g)	27,455,869	1,484,121
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 5.007% (1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	2,672,025	2,553,260
Series 2007-1A, Class M1, 5.117% (1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,585,547
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.756% (1 Month LIBOR USD + 3.250%), 10/25/49 (c)(h)	2,226,855	2,135,809
Series 2019-01, Class B10, 10.006% (1 Month LIBOR USD + 5.500%), 10/25/49 (c)(h)	2,384,000	2,195,147
Series 2020-01, Class M10, 8.367% (1 Month LIBOR USD + 3.750%), 3/25/50 (c)(h)	1,000,000	955,185
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	2,517,854	1,959,233
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	206,421	190,425
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	246,200	205,808
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	543,483	463,163
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $39,395,129)		37,269,588

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 23.0%
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 2B1, 11.217% (1 Month LIBOR USD + 6.600%), 2/25/40 (c)(h)	8,975,000	8,614,475
Series 2020-SBT1, Class 1B1, 11.367% (1 Month LIBOR USD + 6.750%), 2/25/40 (c)(h)	11,606,000	11,008,564
FNMA Grantor Trust
Series 2003-T2, Class A1, 4.351% (1 Month LIBOR USD + 0.280%), 3/25/33 (h)	28,019	27,731
Series 2004-T3, Class 2A, 3.899%, 8/25/43 (a)	30,706	30,072
FNMA Pool
Class #888534, 5.000%, 8/1/37	6,095	5,997
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	60,901	57,541
Series 2007-W8, Class 1A5, 6.493%, 9/25/37 (a)	6,848	6,846
Freddie Mac Structured Agency Credit Risk
Series 2021-DNA2, Class B2, 10.484% (SOFR30A + 6.000%), 8/25/33 (c)(h)	1,000,000	893,372
Series 2019-FTR3, Class B2, 9.306% (1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	2,533,500	2,229,153
Series 2019-FTR4, Class B2, 9.617% (1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	4,550,000	4,041,247
Series 2019-DNA4, Class B2, 10.867% (1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	3,016,000	3,013,720
Series 2020-HQA5, Class B2, 11.884% (SOFR30A + 7.400%), 11/25/50 (c)(h)	4,460,000	4,313,711
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1, Class B2, 9.484% (SOFR30A + 5.000%), 8/25/33 (c)(h)	1,450,000	1,191,369
Series 2021-DNA3, Class B2, 10.734% (SOFR30A + 6.250%), 10/25/33 (c)(h)	1,000,000	910,859
Series 2021-DNA6, Class B2, 11.984% (SOFR30A + 7.500%), 10/25/41 (c)(h)	1,000,000	925,604
Series 2020-HQA1, Class B2, 9.717% (1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	8,679,000	7,452,508
Series 2020-DNA2, Class B2, 9.417% (1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	4,990,000	4,549,169
Series 2020-HQA2, Class B2, 12.217% (1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	10,250,000	10,038,074
Series 2020-DNA4, Class B2, 14.617% (1 Month LIBOR USD + 10.000%), 8/25/50 (c)(h)	1,888,000	2,169,718
Series 2020-HQA4, Class B2, 14.017% (1 Month LIBOR USD + 9.400%), 9/25/50 (c)(h)	1,780,000	1,979,920
Series 2020-DNA5, Class B2, 15.984% (SOFR30A + 11.500%), 10/25/50 (c)(h)	1,810,000	2,164,544
Series 2020-DNA6, Class B2, 10.134% (SOFR30A + 5.650%), 12/25/50 (c)(h)	2,750,000	2,589,832
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.647%, 12/25/46 (a)(c)	595,000	520,117
Series 2017-SC02, Class M2, 3.860%, 5/25/47 (a)(c)	1,411,000	1,264,955
Total Residential Mortgage-Backed Securities - Agency (cost $74,588,222)		69,999,098

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 61.4%
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (j)	51,080	49,895
AMSR Trust
Series 2020-SFR4, Class G1, 4.002%, 11/17/37 (c)	750,000	679,707
Series 2021-SFR3, Class H, 4.896%, 10/17/38 (c)	1,750,000	1,518,708
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	280,630	278,612
Asset Backed Securities Corp. Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 6.980%, 9/21/30 (j)	497,684	462,857
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 3.282%, 5/20/36 (a)	6,363	5,501
Series 2008-R4, Class 1A4, 4.956% (1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	1,198,117	730,788
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 5.177% (1 Month LIBOR USD + 0.560%), 4/25/36 (h)	2,484,668	2,292,967
Series 2006-IM1, Class A6, 5.257% (1 Month LIBOR USD + 0.640%), 4/25/36 (h)	1,334,757	1,231,195
Bellemeade Re Ltd.
Series 2021-2A, Class B1, 8.634% (SOFR30A + 4.150%), 6/25/31 (c)(h)	2,281,000	1,991,699
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 8.967% (1 Month LIBOR USD + 4.350%), 10/25/57 (c)(h)	309,533	303,111
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 4.248%, 12/25/34 (a)	6,620	6,286
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.120%, 9/27/66 (a)(c)	1,578,000	949,383
Series 2021-4, Class B2, 4.140%, 10/25/66 (a)(c)	2,625,000	1,661,457
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	111,469	14,177
CoreVest American Finance Trust
Series 2019-1, Class E, 5.604%, 3/15/52 (a)(c)	242,500	223,905
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 3.837%, 9/25/34 (a)	291,543	262,607
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	3,585	2,813
Series 2006-OA3, Class 1A1, 5.017% (1 Month LIBOR USD + 0.400%), 5/25/36 (h)	7,603	6,497
Series 2006-OA9, Class 1A1, 4.791% (1 Month LIBOR USD + 0.200%), 7/20/46 (h)	23,303	18,182
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	3,073,000
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	4,339,998
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.955%, 5/25/65 (a)(c)	3,200,000	2,527,471
Series 2021-4, Class B2, 4.479%, 11/25/66 (a)(c)	4,000,000	2,583,576
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.951%, 3/25/48 (a)(c)	1,206,000	786,431
Fort KL
Series 2021-SFR1, Class G, 4.105%, 9/17/38 (c)	2,811,000	2,417,943
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 5.237% (1 Month LIBOR USD + 0.620%), 10/25/45 (h)	16,024,170	14,237,659
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 4.757% (1 Month LIBOR USD + 0.140%), 3/25/36 (h)	26,057	9,693
JP Morgan Mortgage Trust
Series 2017-1, Class B5, 3.448%, 1/25/47 (a)(c)	1,740,506	1,430,950
Series 2019-HYB1, Class B4, 4.414%, 10/25/49 (a)(c)	4,960,251	4,763,374
Series 2019-5, Class B6, 4.314%, 11/25/49 (a)(c)	3,601,237	1,630,988
Series 2019-5, Class B5, 4.482%, 11/25/49 (a)(c)	1,232,439	837,120
Series 2020-2, Class B5, 3.824%, 7/25/50 (a)(c)	2,212,891	1,647,671
Series 2020-2, Class B6Z, 7.488%, 7/25/50 (a)(c)	3,632,673	2,379,567
Series 2021-3, Class A3X, 0.500%, 7/25/51 (a)(c)(g)	61,825,213	1,587,384
Series 2021-6, Class AX4, 0.200%, 10/25/51 (a)(c)(g)	77,098,870	806,574
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 7.234% (SOFR30A + 2.750%), 3/25/51 (c)(h)	1,017,233	913,447
Series 2021-CL1, Class M5, 8.134% (SOFR30A + 3.650%), 3/25/51 (c)(h)	692,375	592,124
Lehman Mortgage Trust
Series 2008-4, Class A1, 4.997% (1 Month LIBOR USD + 0.380%), 1/25/37 (h)	22,311,930	7,174,990
LSTAR Securities Investment Ltd.
Series 2021-1, Class A, 7.366% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(h)(j)	912,850	857,545
Series 2023-1, Class A2, 8.810% (SOFR + 4.500%), 1/1/28 (c)(h)(j)	10,205,089	10,256,114
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 5.622% (1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,248,226	1,932,777
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	1,839,128
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9IO, 0.250%, 8/25/51 (a)(c)(g)	36,902,674	472,834
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.008%, 10/25/58 (a)(c)	2,034,000	1,711,684
Series 2021-NQ2R, Class B2, 3.963%, 10/25/58 (a)(c)	1,813,000	1,477,160
NMLT Trust
Series 2021-INV1, Class B1, 3.613%, 5/25/56 (a)(c)	7,326,000	4,746,164
Oaktown Re VI Ltd.
Series 2021-1A, Class M2, 8.434% (SOFR30A + 3.950%), 10/25/33 (c)(h)	1,226,000	1,193,987
PMT Issuer Trust - FMSR
Series 2021-FT1, Class A, 7.617% (1 Month LIBOR USD + 3.000%), 3/25/26 (c)(h)(j)	3,000,000	2,905,747
Pretium Mortgage Credit Partners LLC
Series 2021-NPL6, Class A2, 5.071%, 7/25/51 (c)(j)	2,503,000	2,229,855
Progress Residential Trust
Series 2020-SFR3, Class H, 6.234%, 10/17/27 (c)	1,000,000	944,588
Series 2023-SFR1, Class E1, 6.150%, 3/17/40 (c)	1,400,000	1,293,017
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (d)	1,729	1,681
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.772%, 6/25/36 (a)(g)	5,156,527	110,329
Series 2006-QS6, Class 1A11, 5.317% (1 Month LIBOR USD + 0.700%), 6/25/36 (h)	2,277,827	1,810,447
RAMP Series Trust
Series 2007-RS1, Class A3, 4.957% (1 Month LIBOR USD + 0.340%), 2/25/37 (h)	9,723,687	2,659,978
Series 2007-RS1, Class A4, 5.177% (1 Month LIBOR USD + 0.560%), 2/25/37 (h)	10,547,597	2,811,741
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 4.977% (1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	1,506,636	1,424,050
Series 2006-R1, Class AF1, 4.957% (1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	1,944,875	1,848,325
Residential Accredit Loans, Inc. Series Trust
Series 2006-QS6, Class 1A9, 5.217% (1 Month LIBOR USD + 0.600%), 6/25/36 (h)	2,786,754	2,200,115
Series 2008-QR1, Class 2A1, 5.117% (1 Month LIBOR USD + 0.500%), 9/25/36 (h)	1,522,394	1,096,596
Series 2006-QS18, Class 1A1, 5.217% (1 Month LIBOR USD + 0.600%), 12/25/36 (h)	2,665,659	2,195,534
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 5.477% (1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	486,122	476,790
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	424,017,761	1,143,915
Series 2018-2, Class BX, 3.189%, 11/25/57 (a)	7,982,489	2,681,343
Star Trust
Series 2021-SFR2, Class G, 8.001% (1 Month LIBOR USD + 3.400%), 1/17/24 (c)(h)	2,800,000	2,658,186
Series 2021-SFR2, Class H, 8.751% (1 Month LIBOR USD + 4.150%), 1/17/24 (c)(h)	2,421,000	2,306,052
Series 2021-SFR1, Class H, 9.052% (1 Month LIBOR USD + 4.450%), 4/17/38 (c)(h)	1,000,000	964,667
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B1, 3.257%, 11/25/55 (c)	2,750,000	2,261,148
Series 2020-INV1, Class B2, 4.261%, 11/25/55 (c)	1,000,000	844,132
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 3.550%, 11/25/35 (a)	25,653	22,810
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)(e)	16,343	16,207
Towd Point Mortgage Trust
Series 2019-HY1, Class B2, 6.767% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,739,000	11,356,435
Series 2019-HY1, Class B3, 6.767% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	4,887,384
Series 2019-HY1, Class B4, 6.767% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	4,669,716
Series 2019-1, Class B2, 3.718%, 3/25/58 (a)(c)	4,000,000	2,886,153
Series 2018-6, Class B2, 3.878%, 3/25/58 (a)(c)	2,750,000	2,054,354
Series 2019-HY2, Class B2, 3.651% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,031,884
Series 2019-HY2, Class B3, 3.651% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	2,294,000	1,850,467
Series 2019-HY2, Class B4, 3.651% (1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	1,836,000	1,383,390
Series 2019-HY3, Class B1, 6.617% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	5,087,370
Series 2019-HY3, Class B2, 6.617% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	3,745,692
Series 2019-HY3, Class B3, 6.617% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	819,736
Series 2019-HY3, Class B4, 6.617% (1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	766,861
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)	1,000,000	858,854
Series 2021-R3, Class B2, 4.070%, 4/25/64 (a)(c)	3,081,000	2,183,862
Series 2021-5, Class B2, 3.941%, 9/25/66 (a)(c)	1,750,000	1,092,817
Series 2021-6, Class B2, 4.526%, 10/25/66 (a)(c)	4,369,000	2,724,204
Series 2021-8, Class B2, 4.334%, 11/25/66 (c)(j)	288,000	195,271
VOLT LLC
Series 2021-NPL4, Class A2, 4.949%, 3/27/51 (c)(j)	1,500,000	1,362,785
Washington Mutual Mortgage Pass-Through Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	5,063,559	2,593,241
Total Residential Mortgage-Backed Securities - Non-Agency (cost $243,614,246)		186,375,429

PRIVATE PLACEMENT PARTICIPATION AGREEMENT - 0.0%
CCTC Acquisition Partners LLC, Convertible Promissory Note
12.000%, 2/8/24 (e)(f)(i)	749,058	-
Total Private Placement Participation Agreement (cost $749,058)		-

MONEY MARKET FUND - 3.3%
First American Government Obligations Fund - Class Z, 4.610% (b)	10,174,001	10,174,001
Total Money Market Fund (cost $10,174,001)		10,174,001

Total Investments (cost $370,089,874) - 100.5%		305,364,574
Liabilities less Other Assets - (0.5)%		(1,661,009)
TOTAL NET ASSETS - 100.0%		$303,703,565

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of February 28, 2023.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2023.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of
February 28, 2023, the value of these investments was $247,747,568 or 81.6% of total net assets.
(d)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
February 28, 2023.
(e)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 28, 2023, the total value of fair valued securities was $16,207 or 0.1% of total net assets.
(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2023.
(i)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of February 28, 2023, the value of this investment was
$0 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.
(j)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of February 28, 2023.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

Semper MBS Total Return Fund
Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Non-Agency	$-	$1,546,078	$-	$1,546,078
Commercial Mortgage-Backed Securities - Agency	-	380	-	380
Commercial Mortgage-Backed Securities - Non-Agency	-	37,269,588	-	37,269,588
Residential Mortgage-Backed Securities - Agency	-	69,999,098	-	69,999,098
Residential Mortgage-Backed Securities - Non-Agency	-	186,359,222	16,207	186,375,429
Total Fixed Income	-	295,174,366	16,207	295,190,573
Money Market Fund	10,174,001	-	-	10,174,001
Total Investments	$10,174,001	$295,174,366	$16,207	$305,364,574

Refer to the Fund’s schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value

		Residential
		MBS -
		Non-Agency
Balance as of November 30, 2022		$10,895,369
Accrued discounts/premiums		12,850
Realized gain/(loss)		-
Change in unrealized appreciation/(depreciation)		(284,236)
Purchases		-
Sales		-
Transfers in and/or out of Level 3		(10,607,776)
Balance as of February 28, 2023		$16,207

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at February 28, 2023 and still classified as level 3 was $5,132.

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 2/28/23	Technique(s)	Input	Input/Range

Residential MBS - Non-Agency	$16,207	Market Comparable	Prior/Recent Transaction	$99.17